Short-term debt - Additional Information (Detail) ¥ in Thousands	2 Months Ended		12 Months Ended
	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term Debt [Line Items]
Stock Issued During Period, Value, New Issues			¥ 242,404				¥ 256,945
Consideration received from sale of stock			7,795	$ 1,098,000
Adjustments to Additional Paid in Capital, Warrant Issued					¥ 13,697
Amortization of debt discounts			12,023	1,693,000	¥ 1,674
Investor [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Value, New Issues			2	300		$ 10,000,000
Number of days from signing off of Sales and purchase agreement					30 days	30 days
Consideration received from sale of stock					¥ 69,861	$ 10,000,000
Adjustments to Additional Paid in Capital, Warrant Issued			13,697	1,929,000
Debt Issued During the Period			56,164	7,911,000
Amortization of debt discounts			12,023	$ 1,693,000
Repayments of short-term debt	¥ 69,861
Sale of stock, consideration received on transaction | $		$ 10,000,000
Additional paid-in capital			¥ 66,484					$ 9,364,000
Investor [Member] | Common Class A [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares					3,466,204	3,466,204